Convertible Instruments and Accrued Interest - Convertible Note - April 2, 2021 & April 23, 2021 Note (Details) $ / shares in Units, $ in Thousands, shares in Millions			9 Months Ended		12 Months Ended
	Apr. 23, 2021 USD ($) $ / shares shares	Apr. 02, 2021 USD ($) $ / shares shares	Feb. 28, 2026 USD ($) $ / shares shares	Feb. 28, 2025 USD ($)	May 31, 2025 USD ($) agreement shares	May 31, 2024 USD ($) agreement shares	Apr. 30, 2025	Mar. 31, 2025
Debt Instrument
Aggregate principal amount			$ 27,200		$ 27,200	$ 30,200
Gain on restructuring of payables				$ 407	407
Convertible Note - April 2, 2021 Note
Debt Instrument
Convertible note, aggregate principal		$ 28,500
Consideration received		25,000
Unamortized discount		3,400
Debt issuance costs		$ 100
Interest rate per annum			6.00%				6.00%	10.00%
Percentage increase in amount payable on default		15.00%
Percentage increase in amount payable, second scenario		10.00%
Percentage increase in amount payable, third default scenario		5.00%
Debt proceeds requiring investor consent		$ 50,000
Additional debt, increase in interest rate		5.00%
Conversion price per share | $ / shares		$ 10	$ 10
Number of days of notice to be given for conversion of notes into common stock		5 days	5 days
Shares reserved | shares		6.0
Debt instrument lock in period		6 months
Number of days of notice to be given for redemption		3 days
Conversion of principal and interest of convertible notes to common stock		$ 3,500
Debt instrument prepayment percentage premium		15.00%
Number of days of notice to be given for prepayment		15 days
Beneficial conversion feature		$ 0
Number of exchange agreements | agreement						6
Conversion of Series C preferred stock to common stock (in shares) | shares						20.4
Aggregate principal amount			$ 2,831		2,831	$ 2,831
Loss on induced conversion						4,700
Convertible Note - April 2, 2021 Note | Maximum
Debt Instrument
Interest rate per annum							22.00%
Partitioned Notes, April 2, 2021
Debt Instrument
Convertible note, aggregate principal						3,300
Partitioned Notes, April 23, 2021
Debt Instrument
Convertible note, aggregate principal					$ 4,500
Convertible Note - April 23, 2021 Note
Debt Instrument
Convertible note, aggregate principal	$ 28,500		$ 31,900
Consideration received	25,000
Unamortized discount	3,400
Debt issuance costs	$ 100
Interest rate per annum			6.00%				6.00%	10.00%
Percentage increase in amount payable on default	15.00%
Percentage increase in amount payable, second scenario	10.00%
Percentage increase in amount payable, third default scenario	5.00%
Debt proceeds requiring investor consent	$ 75,000
Additional debt, increase in interest rate	5.00%
Conversion price per share | $ / shares	$ 10		$ 10
Number of days of notice to be given for conversion of notes into common stock	5 days
Shares reserved | shares	6.0
Debt instrument lock in period	6 months
Number of days of notice to be given for redemption	3 days
Conversion of principal and interest of convertible notes to common stock	$ 7,000
Threshold trading days to satisfy redemption obligation	3 days
Debt instrument prepayment percentage premium	15.00%
Number of days of notice to be given for prepayment	15 days
Beneficial conversion feature	$ 0
Number of exchange agreements | agreement					7
Conversion of Series C preferred stock to common stock (in shares) | shares			24.1		25.4
Aggregate principal amount			$ 24,369		$ 24,369	27,369
Loss on induced conversion					$ 1,200	$ 1,900
Convertible Note - April 23, 2021 Note | Maximum
Debt Instrument
Interest rate per annum							22.00%